Nature of Business and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Working capital	$ 255,000
Cash balance	$ 7,000
Uncertain income tax positions		$ 0	$ 0